Earnings per share	12 Months Ended
Mar. 31, 2015
Earnings per share
Earnings per share

16. Earnings per share

Net income per common share for all periods presented has been determined in accordance with ASC 260, Earnings per Share, by dividing income available to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the period.

The vested rights to the Group's shares granted to employees under the stock option plans are considered participating securities since they have non-forfeitable rights to dividends or dividend equivalents during the period from the vesting date to the date they are transferred to the participant from Luxoft SOP S.A. and thus require the two-class method of computing EPS. When calculating diluted EPS, the numerator is computed by adding back the undistributed earnings allocated to the participating securities in arriving at the basic EPS and then reallocating such undistributed earnings among the Company's ordinary shares, participating securities and the potential ordinary shares that result from the assumed exercise of all dilutive options. The denominator is increased to include the number of additional ordinary shares that would have been outstanding had the options been exercised.

Stock splits are accounted for retrospectively assuming the number of shares for all periods presented.

The rights, including the liquidation and dividend rights, of the holders of the Groups' Class A and Class B ordinary shares are identical, except with respect to voting and dividends in the form of shares or rights to acquire shares. Each Class A ordinary share is entitled to one vote per share. Each Class B ordinary share is entitled to 10 votes per share and will be convertible at any time into one Class A ordinary share. As a result, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical (save for where dividends are paid in the form of shares or rights to acquire shares), the undistributed earnings are allocated on a proportionate basis. Further, as the Group assumes the conversion of Class B common stock in the computation of the diluted net income per Class A ordinary share, the undistributed earnings are equal to net income for that computation. The computation of the diluted net income per Class A ordinary share assumes the conversion of Class B ordinary shares, while the diluted net income per Class B ordinary share does not assume the conversion of those shares.

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended March 31,
	2015		2014		2013
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands US dollars, except share amounts and EPS)
Basic EPS
Numerator
Net income attributable to the Group	$24,963	$38,186	$8,921	$42,309	$991	$36,546

Denominator
Weighted average number of ordinary shares	12,962,222	19,828,489	5,595,292	26,534,063	782,721	28,879,975
Basic EPS
Net income attributable to the Group	$1.93	$1.93	$1.59	$1.59	$1.27	$1.27

Net income attributable to the Group	24,963	38,186	8,921	42,309	991	36,546
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	38,186	—	42,309	—	36,546	—

Net income attributable to the Group	$63,149	$38,186	$51,230	$42,309	$37,537	$36,546

Denominator
Conversion of Class B to Class A shares	19,828,489	—	26,534,063	—	28,879,975	—
Stock option plans	321,042	321,042	113,133	113,133	573,188	573,188

Diluted weighted average number of ordinary shares outstanding	33,111,753	20,149,531	32,242,488	26,647,196	30,235,884	29,453,163

Diluted net income attributable to the Group per share	$1.91	$1.90	$1.59	$1.59	$1.24	$1.24